Fair Value Measurements (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Changes in the Estimated Fair Value

During the three months ended March 31, 2026, the security deposit was returned by the Aethir network, resulting in full settlement of the digital asset receivable. Accordingly, no digital asset receivable remained outstanding as of March 31, 2026:

Balance - December 31, 2025	$28
Change in fair value	3
Settlement of digital asset receivable	(31)
Balance - March 31, 2026	$-

The following table provides a summary of changes in the estimated fair value of the August 2025 Warrant using significant Level 3 inputs:

Balance - January 1, 2025	$-
Issuance of August 2025 Warrant	-
Change in fair value of the August 2025 Warrant	2,992
Settlement of the August 2025 Warrant	(2,992)
Balance - December 31, 2025	$-

The following table provides a summary of changes in the estimated fair value of the digital asset receivable using Level 2 inputs:

Balance - January 1, 2025	$-
Staking deposit	98
Change in fair value	(70)
Balance - December 31, 2025	$28